Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-38150
Entity Registrant Name	KALA BIO, Inc.
Entity Central Index Key	0001479419
Entity Tax Identification Number	27-0604595
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1167 Massachusetts Avenue
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	(781)
Local Phone Number	996-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KALA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false